Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Reconciliation of Effective Income Tax Rate
The income tax provision, for the years ended December 31, differs from that computed using the enacted combined Canadian federal and provincial statutory income tax rate for the following reasons:
millions of dollars 2023 2022
Income before provision for income taxes $

1,173 $

1,194
Statutory income tax rate 29.0% 29.0%
Income taxes, at statutory income tax rate

340

346
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities
(72) (70)
Tax credits (53) (18)
Foreign tax rate variance (36) (44)
Amortization of deferred income tax regulatory liabilities (33) (33)
Tax effect

of equity earnings
(15) (10)
GBPC impairment charge

-

21
Other (3) (7)
Income tax expense $

128 $

185
Effective income tax rate 11% 15%

Composition of Taxes on Income from Continuing Operations
millions of dollars 2023 2022
Current income taxes

Canada
$

26 $

25

United States

5

8
Deferred income taxes

Canada

93

122

United States

128

252
Investment tax credits

United States
(29) (7)
Operating loss carryforwards

Canada
(93) (94)

United States
(2) (121)
Income tax expense $

128 $

185
The following table reflects the composition of income before provision for income taxes presented in the
Consolidated Statements of Income for the years ended December 31:
millions of dollars 2023 2022
Canada $

171 $

173
United States

964

1,063
Other

38 (42)
Income before provision for income taxes $

1,173 $

1,194

Schedule of Deferred Income Tax Assets and Liabilities
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of dollars 2023 2022
Deferred income tax assets:
Tax loss carryforwards $

1,195 $

1,207
Tax credit carryforwards

454

415
Derivative instruments

205

45
Regulatory liabilities

175

264
Other

372

341
Total deferred income tax assets before valuation allowance

2,401

2,272
Valuation allowance (363) (312)
Total deferred income tax assets after valuation allowance $

2,038 $

1,960
Deferred income tax (liabilities):
PP&E $ (3,223) $ (2,981)
Derivative instruments (235) (125)
Investments subject to significant influence (216) (181)
Regulatory assets (196) (310)
Other (312) (322)
Total deferred income tax liabilities

$ (4,182) $ (3,919)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $

208 $

237
Long-term deferred income tax liabilities (2,352) (2,196)
Net deferred income tax liabilities $ (2,144) $ (1,959)

Net Operating Loss ("NOL"), Capital Loss and Tax Credit Carryforwards and Their Expiration Periods
Emera’s NOL, capital loss and tax credit carryforwards and their expiration periods as at December 31,
2023 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of dollars Carryforwards Allowance Carryforwards Period
Canada

NOL
$

2,914 $ (1,164) $

1,750 2026 - 2043

Capital loss

73 (73) -

Indefinite
United States

Federal NOL
$

1,360 $ (1) $

1,359 2036 - Indefinite

State NOL

1,003 (1)

1,002 2026 - Indefinite

Tax credit

454 (3)

451 2025 - 2043
Other

NOL
$

81 $ (28) $

53 2024 - 2030

Details of Change in Unrecognized Tax Benefits
millions of dollars 2023 2022
Balance, January 1 $

33 $

28
Increases due to tax positions related to current year

5

5
Increases due to tax positions related to a prior year

1

2
Decreases due to tax positions related to a prior year (2) (2)
Balance, December 31 $

37 $

33